Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	25.80%	25.80%	25.80%